Net Loss Per Share - Schedule of the Calculation of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (17,332)	$ (9,896)
Weighted-average number of common shares outstanding, Basic	71,342,720	65,764,450
Weighted-average number of common shares outstanding, Diluted	71,342,720	65,764,450
Basic and diluted net loss per common share, Basic	$ (0.24)	$ (0.15)
Basic and diluted net loss per common share, Diluted	$ (0.24)	$ (0.15)